Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Inventories
13.	Inventories
Details of inventories as of June 30, 2022 and as of December 31, 2021 are as follows:

(In Euros)	June 30, 2022	December 31, 2021
Raw materials	24,023,441	5,225,600
Work in progress	14,762,806	11,998,927
Finished goods	15,686,174	10,264,746

Total	54,472,421	27,489,273

The Group has insurance policies in place to cover all inventories, with specific global insurances coverage for each of the Group’s warehouses.
There were no commitments for the purchase of inventories as of June 30, 2022 and December 30, 2021. Advance payments for the acquisition of inventories as of June 30, 2022 are Euros 1,253,183 (Euros 2,107,551 as of December 31, 2021).
Based on current information, the group has booked an inventory provision of Euros 538,867 at June 30, 2022 to cover the impact of slow-moving and accrual obsolescence inventories (Euros 311,203 at December 31, 2021). (see Note 18).
The group has increased the stock level during the first six months of 2022 mainly due to the purchases of raw materials needed to achieve the business plan.

14.	INVENTORIES
Details of inventories at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
Raw materials	5,225,600	1,984,132
Work in progress	11,998,927	2,211,736
Finished goods	10,264,746	3,048,753

Total	27,489,273	7,244,621

The Company has proper insurance policies in place to cover all inventories, with specific global insurance coverage for each of the Group’s warehouses.
Based on current information, the group has booked an inventory provision of Euros 311,203 at 31 December 2021 to cover the impact of slow-moving and accrual obsolescence inventories (No impairment losses have been recognized in 2020) (see Note 20).
There were no commitments for the acquisition of inventories at the end of 2021 and 2020. Advance payments for the acquisition of inventories at 31 December 2021 total 2,107,551 (Euros 465,360 at 31 December 2020).